American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Equity ETF (AVLC)
November 30, 2025

Avantis U.S. Large Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.5%
AeroVironment, Inc.(1)	623	174,104
Archer Aviation, Inc., Class A(1)(2)	821	6,396
ATI, Inc.(1)	6,781	683,525
Axon Enterprise, Inc.(1)	460	248,464
Boeing Co.(1)	4,735	894,915
BWX Technologies, Inc.	4,218	754,516
Carpenter Technology Corp.	1,612	513,486
Curtiss-Wright Corp.	509	287,224
General Dynamics Corp.	1,899	648,755
General Electric Co.	8,068	2,407,895
HEICO Corp.	167	52,924
HEICO Corp., Class A	358	88,415
Howmet Aerospace, Inc.	2,937	600,881
Huntington Ingalls Industries, Inc.	848	265,950
Kratos Defense & Security Solutions, Inc.(1)	3,118	237,280
L3Harris Technologies, Inc.	914	254,723
Leonardo DRS, Inc.	961	32,837
Lockheed Martin Corp.	2,584	1,183,110
Moog, Inc., Class A	452	103,815
Northrop Grumman Corp.	883	505,297
Rocket Lab Corp.(1)	2,102	88,578
RTX Corp.	8,448	1,477,640
StandardAero, Inc.(1)	674	17,605
Textron, Inc.	5,488	456,382
TransDigm Group, Inc.	372	505,983
Woodward, Inc.	1,235	370,537
		12,861,237
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,542	403,847
Expeditors International of Washington, Inc.	5,931	871,264
FedEx Corp.	7,548	2,080,833
United Parcel Service, Inc., Class B	17,149	1,642,703
		4,998,647
Automobile Components — 0.2%
Aptiv PLC(1)	8,221	637,539
Autoliv, Inc.	3,951	466,178
BorgWarner, Inc.	12,995	559,565
Gentex Corp.	212	4,840
Lear Corp.	99	10,629
Mobileye Global, Inc., Class A(1)	493	5,827
QuantumScape Corp.(1)	9,552	116,725
		1,801,303
Automobiles — 1.4%
Ford Motor Co.	146,906	1,950,912
General Motors Co.	35,942	2,642,456
Lucid Group, Inc.(1)(2)	1,657	22,585
Rivian Automotive, Inc., Class A(1)	14,855	250,455
Tesla, Inc.(1)	16,897	7,268,582
Thor Industries, Inc.	71	7,499
		12,142,489

Banks — 4.2%
Bank of America Corp.	72,262	3,876,856
Bank OZK	2,430	111,829
BOK Financial Corp.	487	54,846
Cadence Bank	7,778	309,875
Citigroup, Inc.	25,232	2,614,035
Citizens Financial Group, Inc.	9,412	509,189
Columbia Banking System, Inc.	12,769	353,957
Comerica, Inc.	4,435	356,485
Commerce Bancshares, Inc.	4,231	228,093
Cullen/Frost Bankers, Inc.	2,474	306,083
East West Bancorp, Inc.	5,793	618,113
Fifth Third Bancorp	17,067	741,732
First Citizens BancShares, Inc., Class A	329	617,826
First Financial Bankshares, Inc.	78	2,437
First Horizon Corp.	13,593	303,668
FNB Corp.	2,297	38,222
Glacier Bancorp, Inc.	26	1,100
Home BancShares, Inc.	2,945	82,637
Huntington Bancshares, Inc.	36,255	590,956
JPMorgan Chase & Co.	36,791	11,518,526
KeyCorp	37,644	691,897
M&T Bank Corp.	3,465	659,112
Old National Bancorp	8,629	187,508
Pinnacle Financial Partners, Inc.	1,577	144,579
PNC Financial Services Group, Inc.	6,819	1,300,520
Popular, Inc.	2,745	314,879
Prosperity Bancshares, Inc.	419	28,789
Regions Financial Corp.	21,028	535,163
Southstate Bank Corp.	2,153	192,715
Synovus Financial Corp.	1,330	64,106
Truist Financial Corp.	21,498	999,657
U.S. Bancorp	31,247	1,532,665
UMB Financial Corp.	1,736	192,835
United Bankshares, Inc.	278	10,353
Valley National Bancorp	3,527	39,926
Webster Financial Corp.	4,763	283,875
Wells Fargo & Co.	45,985	3,947,812
Western Alliance Bancorp	4,468	364,276
Wintrust Financial Corp.	2,555	342,421
Zions Bancorp NA	7,403	394,062
		35,463,615
Beverages — 0.8%
Brown-Forman Corp., Class A	244	6,956
Brown-Forman Corp., Class B	2,712	78,594
Celsius Holdings, Inc.(1)	7,926	324,490
Coca-Cola Co.	26,183	1,914,501
Coca-Cola Consolidated, Inc.	4,229	689,116
Constellation Brands, Inc., Class A	2,063	281,352
Keurig Dr. Pepper, Inc.	12,490	348,471
Molson Coors Beverage Co., Class B	5,113	237,806
Monster Beverage Corp.(1)	11,631	872,209
PepsiCo, Inc.	12,633	1,879,032
Primo Brands Corp., Class A	921	14,450
		6,646,977

Biotechnology — 2.0%
AbbVie, Inc.	18,131	4,128,429
Alnylam Pharmaceuticals, Inc.(1)	618	278,860
Amgen, Inc.	5,266	1,819,192
Avidity Biosciences, Inc.(1)	817	58,579
Biogen, Inc.(1)	2,627	478,351
BioMarin Pharmaceutical, Inc.(1)	2,883	161,246
Bridgebio Pharma, Inc.(1)	1,633	117,592
Cidara Therapeutics, Inc.(1)	105	23,087
Cytokinetics, Inc.(1)(2)	1,445	98,448
Exact Sciences Corp.(1)	120	12,155
Exelixis, Inc.(1)	13,854	611,931
Gilead Sciences, Inc.	33,635	4,232,628
Halozyme Therapeutics, Inc.(1)	3,287	234,692
Incyte Corp.(1)	3,777	394,545
Insmed, Inc.(1)	1,113	231,248
Ionis Pharmaceuticals, Inc.(1)	543	44,922
Madrigal Pharmaceuticals, Inc.(1)	162	96,711
Moderna, Inc.(1)(2)	3,620	94,048
Natera, Inc.(1)	803	191,765
Neurocrine Biosciences, Inc.(1)	2,292	348,751
Nuvalent, Inc., Class A(1)	200	21,870
PTC Therapeutics, Inc.(1)	180	15,478
Regeneron Pharmaceuticals, Inc.	1,115	869,912
Revolution Medicines, Inc.(1)	2,657	206,608
Roivant Sciences Ltd.(1)	9,071	188,768
United Therapeutics Corp.(1)	1,703	827,658
Vaxcyte, Inc.(1)	525	26,045
Vertex Pharmaceuticals, Inc.(1)	3,266	1,416,170
		17,229,689
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	132,433	30,886,024
Coupang, Inc.(1)	27,742	781,215
Dillard's, Inc., Class A	134	89,788
eBay, Inc.	13,492	1,117,003
Etsy, Inc.(1)	373	20,224
MercadoLibre, Inc.(1)	697	1,444,031
Ollie's Bargain Outlet Holdings, Inc.(1)	1,196	147,239
		34,485,524
Building Products — 0.7%
A.O. Smith Corp.	4,830	318,683
AAON, Inc.	1,621	151,531
Advanced Drainage Systems, Inc.	3,875	590,473
Allegion PLC	1,500	249,045
Armstrong World Industries, Inc.	2,596	492,565
Builders FirstSource, Inc.(1)	2,020	226,705
Carlisle Cos., Inc.	1,148	365,144
Carrier Global Corp.	3,598	197,458
Johnson Controls International PLC	3,794	441,280
Lennox International, Inc.	1,280	638,554
Masco Corp.	1,773	115,015
Modine Manufacturing Co.(1)	1,523	246,924
Owens Corning	4,104	464,737
Simpson Manufacturing Co., Inc.	1,238	207,216
Trane Technologies PLC	2,519	1,061,708

Zurn Elkay Water Solutions Corp.	3,442	164,183
		5,931,221
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	301	80,918
Ameriprise Financial, Inc.	3,550	1,617,877
Ares Management Corp., Class A	869	136,303
Bank of New York Mellon Corp.	13,419	1,504,270
Blackrock, Inc.	1,193	1,249,429
Blackstone, Inc.	4,998	731,807
Blue Owl Capital, Inc.	1,936	29,040
Carlyle Group, Inc.	11,014	600,593
Cboe Global Markets, Inc.	1,525	393,709
Charles Schwab Corp.	25,437	2,358,773
CME Group, Inc.	4,549	1,280,362
Coinbase Global, Inc., Class A(1)	2,440	665,681
Evercore, Inc., Class A	1,026	328,392
FactSet Research Systems, Inc.	485	134,476
Franklin Resources, Inc.	6,643	150,065
Freedom Holding Corp.(1)	142	18,730
Galaxy Digital, Inc., Class A(1)(2)	11,965	318,149
Goldman Sachs Group, Inc.	4,471	3,693,225
Hamilton Lane, Inc., Class A	750	92,951
Houlihan Lokey, Inc.	1,017	178,382
Interactive Brokers Group, Inc., Class A	3,973	258,324
Intercontinental Exchange, Inc.	2,710	426,283
Invesco Ltd.	8,340	203,913
Janus Henderson Group PLC	2,711	118,498
Jefferies Financial Group, Inc.	8,623	496,340
KKR & Co., Inc.	6,803	832,075
Lazard, Inc.	518	26,159
LPL Financial Holdings, Inc.	3,585	1,276,403
MarketAxess Holdings, Inc.	3	492
Moelis & Co., Class A	151	9,690
Moody's Corp.	1,705	836,780
Morgan Stanley	19,848	3,367,412
MSCI, Inc.	500	281,860
Nasdaq, Inc.	2,332	212,025
Northern Trust Corp.	7,601	998,315
Piper Sandler Cos.	149	50,049
PJT Partners, Inc., Class A	2	336
Raymond James Financial, Inc.	5,504	861,596
Robinhood Markets, Inc., Class A(1)	12,167	1,563,338
S&P Global, Inc.	1,334	665,439
SEI Investments Co.	4,096	331,203
State Street Corp.	6,268	746,017
StepStone Group, Inc., Class A	110	6,948
Stifel Financial Corp.	2,973	362,706
T. Rowe Price Group, Inc.	6,611	676,834
TPG, Inc.	424	25,050
Tradeweb Markets, Inc., Class A	1,116	121,488
		30,318,705
Chemicals — 1.0%
Air Products & Chemicals, Inc.	3,969	1,036,108
Albemarle Corp.	3,613	469,654
Axalta Coating Systems Ltd.(1)	225	6,779

CF Industries Holdings, Inc.	7,513	591,273
Corteva, Inc.	11,708	789,939
Dow, Inc.	18,549	442,394
DuPont de Nemours, Inc.	6,132	243,870
Eastman Chemical Co.	3,404	211,320
Ecolab, Inc.	1,790	492,536
Element Solutions, Inc.	519	13,453
International Flavors & Fragrances, Inc.	4,387	304,809
Linde PLC	3,601	1,477,562
LyondellBasell Industries NV, Class A	8,556	419,159
Mosaic Co.	11,578	283,545
NewMarket Corp.	474	361,913
PPG Industries, Inc.	3,806	380,752
RPM International, Inc.	2,921	313,277
Sherwin-Williams Co.	2,564	881,221
Solstice Advanced Materials, Inc.(1)	1,287	61,364
Westlake Corp.	737	49,239
		8,830,167
Commercial Services and Supplies — 0.4%
Cintas Corp.	4,047	752,823
Clean Harbors, Inc.(1)	1,076	244,855
Copart, Inc.(1)	12,991	506,389
MSA Safety, Inc.	732	118,072
Republic Services, Inc.	1,239	268,937
Rollins, Inc.	4,676	287,480
Veralto Corp.	3,075	311,251
Waste Connections, Inc.	1,654	292,014
Waste Management, Inc.	4,033	878,670
		3,660,491
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	17,187	2,245,997
Ciena Corp.(1)	3,406	695,539
Cisco Systems, Inc.	38,006	2,924,182
F5, Inc.(1)	992	237,247
Lumentum Holdings, Inc.(1)	136	44,222
Motorola Solutions, Inc.	2,471	913,479
Ubiquiti, Inc.	237	138,192
		7,198,858
Construction and Engineering — 0.7%
AECOM	548	56,515
Comfort Systems USA, Inc.	1,464	1,430,240
Dycom Industries, Inc.(1)	1,568	566,879
EMCOR Group, Inc.	2,143	1,318,095
Fluor Corp.(1)	4,850	208,211
IES Holdings, Inc.(1)(2)	522	218,494
MasTec, Inc.(1)	1,073	229,493
Primoris Services Corp.	3,727	471,689
Quanta Services, Inc.	1,563	726,607
Sterling Infrastructure, Inc.(1)	1,201	413,516
Valmont Industries, Inc.	1,081	446,421
		6,086,160
Construction Materials — 0.4%
CRH PLC	10,613	1,273,136
Eagle Materials, Inc.	1,887	422,160
James Hardie Industries PLC(1)	1,346	26,624

Martin Marietta Materials, Inc.	1,202	749,134
Vulcan Materials Co.	2,289	680,382
		3,151,436
Consumer Finance — 1.1%
Ally Financial, Inc.	13,315	549,909
American Express Co.	9,620	3,513,897
Capital One Financial Corp.	14,049	3,077,714
FirstCash Holdings, Inc.	738	116,907
OneMain Holdings, Inc.	6,417	398,047
SLM Corp.	199	5,831
SoFi Technologies, Inc.(1)	21,150	628,578
Synchrony Financial	17,700	1,369,272
		9,660,155
Consumer Staples Distribution & Retail — 2.3%
BJ's Wholesale Club Holdings, Inc.(1)	6,444	574,998
Casey's General Stores, Inc.	1,058	603,547
Costco Wholesale Corp.	6,671	6,094,559
Dollar General Corp.	9,633	1,054,717
Dollar Tree, Inc.(1)	10,413	1,153,864
Kroger Co.	24,952	1,678,771
Maplebear, Inc.(1)	4,065	170,771
Performance Food Group Co.(1)	2,672	259,371
Sprouts Farmers Market, Inc.(1)	4,883	409,244
Sysco Corp.	7,599	579,044
Target Corp.	12,794	1,159,392
U.S. Foods Holding Corp.(1)	1,610	126,659
Walmart, Inc.	47,548	5,254,529
		19,119,466
Containers and Packaging — 0.3%
Amcor PLC	22,137	188,607
AptarGroup, Inc.	1,980	247,005
Avery Dennison Corp.	1,255	216,324
Ball Corp.	3,961	196,188
Crown Holdings, Inc.	1,713	165,870
International Paper Co.	11,640	459,547
Packaging Corp. of America	3,861	787,914
Sealed Air Corp.	345	14,818
Smurfit WestRock PLC	11,473	409,472
		2,685,745
Distributors — 0.1%
Genuine Parts Co.	2,380	310,352
LKQ Corp.	2,460	73,038
Pool Corp.	1,067	259,921
		643,311
Diversified Consumer Services — 0.0%
ADT, Inc.	8,978	74,069
Grand Canyon Education, Inc.(1)	692	109,156
H&R Block, Inc.	301	12,678
Service Corp. International	2,216	176,017
Stride, Inc.(1)	231	14,675
		386,595
Diversified Telecommunication Services — 0.9%
AST SpaceMobile, Inc.(1)(2)	415	23,323
AT&T, Inc.	145,637	3,789,475
Frontier Communications Parent, Inc.(1)	6,799	257,818

GCI Liberty, Inc., Class A(1)	31	1,033
GCI Liberty, Inc., Class C(1)	452	15,061
Globalstar, Inc.(1)	638	38,758
Liberty Global Ltd., Class A(1)	38	434
Liberty Global Ltd., Class C(1)	30	344
Lumen Technologies, Inc.(1)	21,711	176,076
Verizon Communications, Inc.	84,778	3,485,224
		7,787,546
Electric Utilities — 1.5%
Alliant Energy Corp.	3,718	258,289
American Electric Power Co., Inc.	10,983	1,359,366
Constellation Energy Corp.	3,526	1,284,733
Duke Energy Corp.	7,433	921,246
Edison International	8,725	513,815
Entergy Corp.	10,211	995,777
Evergy, Inc.	5,367	416,748
Eversource Energy	9,216	619,131
Exelon Corp.	20,963	987,777
FirstEnergy Corp.	6,187	295,244
IDACORP, Inc.	1,408	185,546
NextEra Energy, Inc.	7,071	610,157
NRG Energy, Inc.	2,935	497,453
OGE Energy Corp.	5,575	255,223
Oklo, Inc.(1)	88	8,041
PG&E Corp.	40,745	656,809
Pinnacle West Capital Corp.	3,845	349,357
PPL Corp.	13,557	500,253
Southern Co.	9,233	841,311
Xcel Energy, Inc.	11,606	952,969
		12,509,245
Electrical Equipment — 1.1%
Acuity, Inc.	715	261,990
AMETEK, Inc.	2,704	535,095
Bloom Energy Corp., Class A(1)	3,421	373,710
Eaton Corp. PLC	2,941	1,017,263
Emerson Electric Co.	3,974	530,052
GE Vernova, Inc.	4,333	2,598,803
Generac Holdings, Inc.(1)	1,634	247,764
Hubbell, Inc.	665	286,901
Nextpower, Inc., Class A(1)	8,907	816,059
NuScale Power Corp.(1)(2)	38	760
nVent Electric PLC	2,771	297,245
Rockwell Automation, Inc.	1,390	550,245
Vertiv Holdings Co., Class A	7,956	1,429,932
		8,945,819
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	1,210	255,540
Amphenol Corp., Class A	12,759	1,797,743
Arrow Electronics, Inc.(1)	606	65,454
CDW Corp.	1,839	265,221
Cognex Corp.	4,127	157,239
Coherent Corp.(1)	2,067	339,525
Corning, Inc.	16,321	1,374,228
Fabrinet(1)	880	404,281
Flex Ltd.(1)	21,472	1,269,210

Jabil, Inc.	5,271	1,110,652
Keysight Technologies, Inc.(1)	2,915	577,024
Littelfuse, Inc.	27	6,913
Sanmina Corp.(1)	642	100,258
TD SYNNEX Corp.	1,630	248,542
TE Connectivity PLC	6,463	1,461,607
Teledyne Technologies, Inc.(1)	483	241,268
Trimble, Inc.(1)	2,501	203,631
TTM Technologies, Inc.(1)	248	17,405
Vontier Corp.	292	10,594
Zebra Technologies Corp., Class A(1)	49	12,385
		9,918,720
Energy Equipment and Services — 0.5%
Baker Hughes Co.	23,421	1,175,734
Halliburton Co.	30,945	811,378
SLB Ltd.	30,963	1,122,099
TechnipFMC PLC	21,483	972,321
		4,081,532
Entertainment — 1.2%
Electronic Arts, Inc.	2,114	427,091
Liberty Media Corp.-Liberty Formula One, Class A(1)	257	22,585
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,544	340,153
Liberty Media Corp.-Liberty Live, Class A(1)	639	49,152
Liberty Media Corp.-Liberty Live, Class C(1)	1,700	134,657
Live Nation Entertainment, Inc.(1)	2,718	357,281
Netflix, Inc.(1)	46,201	4,970,304
ROBLOX Corp., Class A(1)	3,271	310,843
Roku, Inc.(1)	2,378	230,167
Take-Two Interactive Software, Inc.(1)	2,317	570,144
TKO Group Holdings, Inc.	257	49,830
Walt Disney Co.	17,916	1,871,684
Warner Bros Discovery, Inc.(1)	45,256	1,086,144
		10,420,035
Financial Services — 2.6%
Affirm Holdings, Inc.(1)	3,464	245,771
Apollo Global Management, Inc.	6,611	871,660
Berkshire Hathaway, Inc., Class B(1)	10,554	5,422,751
Block, Inc.(1)	7,614	508,615
Corebridge Financial, Inc.	13,354	400,887
Corpay, Inc.(1)	723	213,863
Enact Holdings, Inc.	410	15,871
Equitable Holdings, Inc.	12,778	596,605
Essent Group Ltd.	601	37,719
Fidelity National Information Services, Inc.	2,624	172,580
Fiserv, Inc.(1)	2,781	170,948
Global Payments, Inc.	2,172	164,551
Jack Henry & Associates, Inc.	1,665	290,509
Jackson Financial, Inc., Class A	4,086	400,469
Mastercard, Inc., Class A	9,243	5,088,549
MGIC Investment Corp.	2,274	64,468
PayPal Holdings, Inc.	11,897	745,823
PennyMac Financial Services, Inc.	161	21,666
Rocket Cos., Inc., Class A	16,221	324,096
Shift4 Payments, Inc., Class A(1)(2)	736	54,302
Toast, Inc., Class A(1)	4,929	168,523

Visa, Inc., Class A	18,244	6,101,523
Voya Financial, Inc.	2,631	184,959
		22,266,708
Food Products — 0.6%
Archer-Daniels-Midland Co.	15,573	945,904
Bunge Global SA	4,476	430,009
Cal-Maine Foods, Inc.	46	3,833
General Mills, Inc.	2,883	136,510
Hershey Co.	4,482	842,975
Hormel Foods Corp.	4,273	99,176
Ingredion, Inc.	3,382	363,700
Kellanova	1,818	152,058
Kraft Heinz Co.	12,033	306,962
Lamb Weston Holdings, Inc.	7,918	467,637
McCormick & Co., Inc.	981	66,198
Mondelez International, Inc., Class A	8,476	487,963
Pilgrim's Pride Corp.	1,991	75,738
Smithfield Foods, Inc.	1,938	41,880
Tyson Foods, Inc., Class A	5,182	300,815
		4,721,358
Gas Utilities — 0.1%
Atmos Energy Corp.	1,760	310,411
National Fuel Gas Co.	3,019	248,917
Southwest Gas Holdings, Inc.	88	7,308
UGI Corp.	3,113	123,119
		689,755
Ground Transportation — 1.5%
CSX Corp.	67,473	2,385,845
JB Hunt Transport Services, Inc.	3,458	601,554
Knight-Swift Transportation Holdings, Inc.	3,286	150,499
Lyft, Inc., Class A(1)	23,877	502,133
Norfolk Southern Corp.	7,246	2,116,484
Old Dominion Freight Line, Inc.	5,705	771,830
Ryder System, Inc.	2,311	400,288
Saia, Inc.(1)	862	242,705
Uber Technologies, Inc.(1)	20,756	1,816,980
U-Haul Holding Co.(1)	50	2,633
U-Haul Holding Co.	1,955	94,055
Union Pacific Corp.	14,440	3,347,625
XPO, Inc.(1)	1,604	227,864
		12,660,495
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	15,342	1,977,584
Align Technology, Inc.(1)	1,387	204,153
Baxter International, Inc.	6,322	118,474
Becton Dickinson & Co.	1,544	299,567
Boston Scientific Corp.(1)	9,333	948,046
Cooper Cos., Inc.(1)	2,872	223,815
Dexcom, Inc.(1)	13,744	872,332
Edwards Lifesciences Corp.(1)	8,740	757,496
Envista Holdings Corp.(1)	5	104
GE HealthCare Technologies, Inc.	2,319	185,497
Globus Medical, Inc., Class A(1)	3,187	290,144
Hologic, Inc.(1)	3,164	237,205
IDEXX Laboratories, Inc.(1)	1,887	1,420,685

Insulet Corp.(1)	945	309,195
Intuitive Surgical, Inc.(1)	2,372	1,360,295
Masimo Corp.(1)	2,925	416,608
Medtronic PLC	8,624	908,366
Penumbra, Inc.(1)	460	134,858
ResMed, Inc.	2,352	601,712
Solventum Corp.(1)	239	20,377
STERIS PLC	1,540	410,071
Stryker Corp.	1,969	730,853
Zimmer Biomet Holdings, Inc.	3,229	314,892
		12,742,329
Health Care Providers and Services — 1.0%
Cardinal Health, Inc.	1,933	410,299
Cencora, Inc.	2,630	970,286
Centene Corp.(1)	16,807	661,187
Cigna Group	1,126	312,217
CVS Health Corp.	5,228	420,122
DaVita, Inc.(1)	416	49,787
Elevance Health, Inc.	2,802	947,804
Encompass Health Corp.	2,640	306,821
Ensign Group, Inc.	1,487	275,898
Guardant Health, Inc.(1)	1,395	151,246
HCA Healthcare, Inc.	1,070	543,870
HealthEquity, Inc.(1)	33	3,471
Henry Schein, Inc.(1)	4	298
Hims & Hers Health, Inc.(1)(2)	4,375	173,950
Humana, Inc.	1,616	397,164
Labcorp Holdings, Inc.	1,237	332,481
McKesson Corp.	830	731,330
Molina Healthcare, Inc.(1)	1,349	200,003
Quest Diagnostics, Inc.	510	96,482
Tenet Healthcare Corp.(1)	399	86,519
UnitedHealth Group, Inc.	3,667	1,209,267
Universal Health Services, Inc., Class B	2,249	547,924
		8,828,426
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	2,082	107,098
Veeva Systems, Inc., Class A(1)	1,875	450,544
		557,642
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	4,773	558,393
Booking Holdings, Inc.	164	806,009
Boyd Gaming Corp.	3,248	270,559
Brinker International, Inc.(1)	408	62,746
Carnival Corp.(1)	42,559	1,097,171
Cava Group, Inc.(1)(2)	648	31,681
Chipotle Mexican Grill, Inc.(1)	31,485	1,086,862
Churchill Downs, Inc.	171	18,654
Darden Restaurants, Inc.	3,160	567,473
Domino's Pizza, Inc.	311	130,505
DoorDash, Inc., Class A(1)	2,641	523,895
DraftKings, Inc., Class A(1)	524	17,376
Dutch Bros, Inc., Class A(1)	1,826	107,022
Expedia Group, Inc.	1,869	477,885
Flutter Entertainment PLC(1)	652	136,144

Hilton Worldwide Holdings, Inc.	1,705	485,976
Hyatt Hotels Corp., Class A	652	107,182
Las Vegas Sands Corp.	13,455	917,093
Marriott International, Inc., Class A	1,542	469,986
McDonald's Corp.	4,251	1,325,547
MGM Resorts International(1)	2,736	96,554
Norwegian Cruise Line Holdings Ltd.(1)	26,142	482,581
Planet Fitness, Inc., Class A(1)	783	87,673
Red Rock Resorts, Inc., Class A	669	39,183
Royal Caribbean Cruises Ltd.	9,171	2,441,779
Starbucks Corp.	7,646	666,043
Super Group SGHC Ltd.	10,989	119,011
Texas Roadhouse, Inc.	3,272	573,418
Viking Holdings Ltd.(1)	1,214	81,071
Wingstop, Inc.	259	68,565
Wyndham Hotels & Resorts, Inc.	186	13,615
Wynn Resorts Ltd.	693	89,175
Yum! Brands, Inc.	2,220	340,126
		14,296,953
Household Durables — 0.7%
DR Horton, Inc.	6,348	1,009,396
Garmin Ltd.	2,891	564,670
Installed Building Products, Inc.	1,352	362,363
Lennar Corp., B Shares	339	41,897
Lennar Corp., Class A	9,069	1,190,760
Mohawk Industries, Inc.(1)	1,663	192,742
NVR, Inc.(1)	108	810,787
PulteGroup, Inc.	6,097	775,477
SharkNinja, Inc.(1)	1,290	125,865
Somnigroup International, Inc.	3,066	280,600
Taylor Morrison Home Corp.(1)	268	16,801
Toll Brothers, Inc.	2,978	416,414
TopBuild Corp.(1)	492	222,630
		6,010,402
Household Products — 0.5%
Church & Dwight Co., Inc.	3,526	300,274
Clorox Co.	1,789	193,105
Colgate-Palmolive Co.	13,162	1,058,093
Kimberly-Clark Corp.	6,834	745,726
Procter & Gamble Co.	15,550	2,303,888
		4,601,086
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	23,522	330,719
Clearway Energy, Inc., Class A	60	2,052
Clearway Energy, Inc., Class C	662	24,243
Ormat Technologies, Inc.	331	37,373
Talen Energy Corp.(1)	2,872	1,132,344
Vistra Corp.	7,913	1,415,319
		2,942,050
Industrial Conglomerates — 0.2%
3M Co.	5,453	938,189
Honeywell International, Inc.	5,271	1,013,033
		1,951,222
Insurance — 3.2%
Aflac, Inc.	10,687	1,178,883

Allstate Corp.	8,024	1,708,951
American Financial Group, Inc.	2,975	409,717
American International Group, Inc.	17,617	1,341,711
Aon PLC, Class A	1,817	643,073
Arch Capital Group Ltd.(1)	10,517	987,757
Arthur J Gallagher & Co.	2,358	583,888
Assurant, Inc.	2,247	512,675
Axis Capital Holdings Ltd.	4,483	458,342
Brown & Brown, Inc.	1,064	85,578
Chubb Ltd.	5,096	1,509,333
Cincinnati Financial Corp.	3,200	536,288
CNA Financial Corp.	317	14,820
Erie Indemnity Co., Class A	381	112,582
Everest Group Ltd.	1,038	326,233
F&G Annuities & Life, Inc.	11	355
Fidelity National Financial, Inc.	7,944	472,112
First American Financial Corp.	603	39,653
Globe Life, Inc.	3,941	530,971
Hanover Insurance Group, Inc.	275	51,026
Hartford Insurance Group, Inc.	11,819	1,619,558
Kinsale Capital Group, Inc.	734	282,517
Lincoln National Corp.	6,929	285,059
Loews Corp.	4,666	503,321
Markel Group, Inc.(1)	450	936,198
Marsh & McLennan Cos., Inc.	2,647	485,592
MetLife, Inc.	17,103	1,309,406
Old Republic International Corp.	8,306	382,907
Primerica, Inc.	1,742	448,251
Principal Financial Group, Inc.	10,187	864,061
Progressive Corp.	12,479	2,855,070
Prudential Financial, Inc.	10,408	1,126,666
Reinsurance Group of America, Inc.	1,919	364,361
RenaissanceRe Holdings Ltd.	2,475	646,396
RLI Corp.	21	1,295
Ryan Specialty Holdings, Inc.	834	48,430
Travelers Cos., Inc.	7,949	2,327,944
Unum Group	7,085	538,247
W.R. Berkley Corp.	7,555	586,948
Willis Towers Watson PLC	536	172,056
		27,288,231
Interactive Media and Services — 7.9%
Alphabet, Inc., Class A	76,630	24,535,393
Alphabet, Inc., Class C	61,448	19,670,734
Match Group, Inc.	2,042	68,019
Meta Platforms, Inc., Class A	33,293	21,572,199
Pinterest, Inc., Class A(1)	8,661	226,225
Reddit, Inc., Class A(1)	1,433	310,202
		66,382,772
IT Services — 1.1%
Accenture PLC, Class A	6,336	1,584,000
Akamai Technologies, Inc.(1)	3,128	280,019
Amdocs Ltd.	1,733	132,540
Applied Digital Corp.(1)(2)	1,441	39,051
Cloudflare, Inc., Class A(1)	3,049	610,440
Cognizant Technology Solutions Corp., Class A	10,693	830,953

EPAM Systems, Inc.(1)	1,327	248,149
Gartner, Inc.(1)	1,226	285,339
GoDaddy, Inc., Class A(1)	2,555	326,682
International Business Machines Corp.	9,359	2,888,000
Kyndryl Holdings, Inc.(1)	1,938	50,059
MongoDB, Inc.(1)	1,153	383,223
Okta, Inc.(1)	255	20,484
Snowflake, Inc., Class A(1)	3,128	785,879
Twilio, Inc., Class A(1)	2,196	284,799
VeriSign, Inc.	879	221,499
		8,971,116
Leisure Products — 0.0%
Hasbro, Inc.	3,572	295,047
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	3,374	517,909
Avantor, Inc.(1)	1,858	21,794
Bio-Rad Laboratories, Inc., Class A(1)	400	129,944
Bio-Techne Corp.	1,669	107,667
Bruker Corp.	240	11,714
Charles River Laboratories International, Inc.(1)	514	91,564
Danaher Corp.	3,330	755,177
Illumina, Inc.(1)	4,430	582,324
IQVIA Holdings, Inc.(1)	1,360	312,814
Medpace Holdings, Inc.(1)	533	315,781
Mettler-Toledo International, Inc.(1)	137	202,311
Repligen Corp.(1)	572	97,823
Revvity, Inc.	827	86,347
Tempus AI, Inc.(1)(2)	48	3,741
Thermo Fisher Scientific, Inc.	1,688	997,321
Waters Corp.(1)	1,254	505,889
West Pharmaceutical Services, Inc.	1,659	459,958
		5,200,078
Machinery — 2.5%
AGCO Corp.	2,739	290,224
Allison Transmission Holdings, Inc.	972	86,178
Caterpillar, Inc.	10,414	5,995,965
Chart Industries, Inc.(1)	676	137,870
Crane Co.	888	162,726
Cummins, Inc.	3,948	1,966,025
Deere & Co.	6,226	2,891,915
Donaldson Co., Inc.	4,133	371,557
Dover Corp.	1,633	302,562
Esab Corp.	299	33,560
Federal Signal Corp.	1,459	166,326
Flowserve Corp.	2,811	200,565
Fortive Corp.	176	9,413
Gates Industrial Corp. PLC(1)	4,283	97,481
Graco, Inc.	4,219	347,814
IDEX Corp.	453	78,790
Illinois Tool Works, Inc.	4,044	1,008,088
Ingersoll Rand, Inc.	2,678	215,151
ITT, Inc.	1,593	293,367
JBT Marel Corp.	906	127,320
Lincoln Electric Holdings, Inc.	2,180	521,957
Middleby Corp.(1)	1,201	141,958

Mueller Industries, Inc.	4,435	487,273
Oshkosh Corp.	2,038	261,231
Otis Worldwide Corp.	2,925	259,886
PACCAR, Inc.	12,239	1,290,235
Parker-Hannifin Corp.	1,245	1,072,817
Pentair PLC	1,213	127,656
RBC Bearings, Inc.(1)	452	201,126
Snap-on, Inc.	1,456	495,113
SPX Technologies, Inc.(1)	691	148,593
Stanley Black & Decker, Inc.	2,333	166,856
Symbotic, Inc.(1)	35	2,932
Timken Co.	781	63,566
Toro Co.	5,734	399,889
Watts Water Technologies, Inc., Class A	680	187,598
Westinghouse Air Brake Technologies Corp.	1,436	299,478
Xylem, Inc.	2,738	385,155
		21,296,216
Media — 0.5%
Charter Communications, Inc., Class A(1)	1,101	220,332
Comcast Corp., Class A	68,551	1,829,626
EchoStar Corp., Class A(1)	4,043	296,311
Fox Corp., Class A	7,559	495,115
Fox Corp., Class B	6,072	353,755
Liberty Broadband Corp., Class A(1)	159	7,363
Liberty Broadband Corp., Class C(1)	2,366	109,522
New York Times Co., Class A	4,339	279,866
News Corp., Class A	6,228	159,935
News Corp., Class B	1,759	51,767
Nexstar Media Group, Inc., Class A	12	2,306
Paramount Skydance Corp., Class B	33,082	529,974
Trade Desk, Inc., Class A(1)	2,840	112,350
		4,448,222
Metals and Mining — 0.8%
Alcoa Corp.	3,107	129,686
Cleveland-Cliffs, Inc.(1)	13,280	173,171
Coeur Mining, Inc.(1)	27,844	480,866
Commercial Metals Co.	6,356	405,386
Freeport-McMoRan, Inc.	47,326	2,034,071
Hecla Mining Co.	25,252	424,739
MP Materials Corp.(1)(2)	3,322	205,798
Newmont Corp.	2,339	212,217
Nucor Corp.	6,121	976,238
Reliance, Inc.	1,330	371,496
Royal Gold, Inc.	1,703	347,140
Steel Dynamics, Inc.	4,164	698,844
		6,459,652
Multi-Utilities — 0.6%
Ameren Corp.	3,301	351,061
CenterPoint Energy, Inc.	10,360	414,193
CMS Energy Corp.	6,670	503,185
Consolidated Edison, Inc.	5,949	597,042
Dominion Energy, Inc.	15,495	972,621
DTE Energy Co.	3,678	503,996
NiSource, Inc.	8,312	366,809
Public Service Enterprise Group, Inc.	4,017	335,500

Sempra	5,374	509,025
WEC Energy Group, Inc.	1,985	222,459
		4,775,891
Oil, Gas and Consumable Fuels — 4.4%
Antero Midstream Corp.	15,068	271,375
Antero Resources Corp.(1)	7,446	271,258
APA Corp.	19,453	485,741
Centrus Energy Corp., Class A(1)(2)	153	39,673
Cheniere Energy, Inc.	8,181	1,705,411
Chevron Corp.	25,239	3,814,370
Chord Energy Corp.	242	22,714
Comstock Resources, Inc.(1)(2)	87	2,337
ConocoPhillips	30,383	2,694,668
Coterra Energy, Inc.	30,053	806,623
Devon Energy Corp.	31,748	1,176,581
Diamondback Energy, Inc.	5,595	853,741
DT Midstream, Inc.	2,367	287,496
EOG Resources, Inc.	16,967	1,829,891
EQT Corp.	14,971	911,135
Expand Energy Corp.	6,466	788,399
Exxon Mobil Corp.	63,617	7,374,483
Hess Midstream LP, Class A	7,085	238,623
HF Sinclair Corp.	8,123	429,788
Kinder Morgan, Inc.	25,602	699,447
Kinetik Holdings, Inc.	28	971
Marathon Petroleum Corp.	6,989	1,353,979
Matador Resources Co.	356	15,094
Occidental Petroleum Corp.	30,754	1,291,668
ONEOK, Inc.	11,096	808,011
Ovintiv, Inc.	13,703	561,275
Permian Resources Corp.	35,125	508,961
Phillips 66	10,339	1,416,029
Range Resources Corp.	10,843	428,190
Sunococorp LLC(1)(2)	1,391	73,389
Targa Resources Corp.	9,047	1,586,030
Texas Pacific Land Corp.	477	412,266
Uranium Energy Corp.(1)	798	9,791
Valero Energy Corp.	8,492	1,501,046
Viper Energy, Inc., Class A	1,690	61,736
Williams Cos., Inc.	35,903	2,187,570
		36,919,760
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	300	12,858
American Airlines Group, Inc.(1)	5,039	70,798
Delta Air Lines, Inc.	30,264	1,939,922
Joby Aviation, Inc.(1)	5,101	73,608
Southwest Airlines Co.	14,185	493,780
United Airlines Holdings, Inc.(1)	16,198	1,651,548
		4,242,514
Personal Care Products — 0.1%
elf Beauty, Inc.(1)	556	42,350
Estee Lauder Cos., Inc., Class A	8,097	761,685
Kenvue, Inc.	17,225	298,854
		1,102,889

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	23,418	1,152,165
Corcept Therapeutics, Inc.(1)	1,742	138,315
Elanco Animal Health, Inc.(1)(2)	11,363	264,417
Eli Lilly & Co.	5,925	6,372,160
Jazz Pharmaceuticals PLC(1)	3,196	564,190
Johnson & Johnson	27,039	5,594,910
Merck & Co., Inc.	42,831	4,489,974
Pfizer, Inc.	72,946	1,877,630
Royalty Pharma PLC, Class A	8,019	320,920
Viatris, Inc.	55,974	598,362
Zoetis, Inc.	8,645	1,108,116
		22,481,159
Professional Services — 0.5%
Amentum Holdings, Inc.(1)	149	4,266
Automatic Data Processing, Inc.	6,045	1,543,288
Booz Allen Hamilton Holding Corp.	1,241	103,574
Broadridge Financial Solutions, Inc.	1,558	355,364
Equifax, Inc.	529	112,344
ExlService Holdings, Inc.(1)	1,405	55,821
Genpact Ltd.	4,416	194,569
Jacobs Solutions, Inc.	444	59,856
KBR, Inc.	3	124
Leidos Holdings, Inc.	827	158,040
Parsons Corp.(1)	677	57,328
Paychex, Inc.	5,244	585,702
Paycom Software, Inc.	2,292	369,402
Paylocity Holding Corp.(1)	726	106,961
SS&C Technologies Holdings, Inc.	1,014	87,143
TransUnion	15	1,276
UL Solutions, Inc., Class A	1,548	141,193
Verisk Analytics, Inc.	2,847	640,774
		4,577,025
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	3,062	495,523
CoStar Group, Inc.(1)	5,138	353,494
Jones Lang LaSalle, Inc.(1)	1,719	559,861
Opendoor Technologies, Inc.(1)(2)	761	5,860
Zillow Group, Inc., Class A(1)	374	27,059
Zillow Group, Inc., Class C(1)	1,952	145,190
		1,586,987
Semiconductors and Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.(1)	16,469	3,582,502
Amkor Technology, Inc.	7,499	272,889
Analog Devices, Inc.	5,156	1,368,093
Applied Materials, Inc.	15,168	3,826,128
Astera Labs, Inc.(1)	1,135	178,842
Broadcom, Inc.	48,707	19,626,973
Cirrus Logic, Inc.(1)	236	28,400
Credo Technology Group Holding Ltd.(1)	1,063	188,789
First Solar, Inc.(1)	2,491	679,844
GLOBALFOUNDRIES, Inc.(1)	1,434	51,395
Intel Corp.(1)	56,310	2,283,934
KLA Corp.	3,439	4,042,441
Lam Research Corp.	35,293	5,505,708

Lattice Semiconductor Corp.(1)	204	14,323
MACOM Technology Solutions Holdings, Inc.(1)	832	145,592
Marvell Technology, Inc.	9,052	809,249
Microchip Technology, Inc.	5,549	297,315
Micron Technology, Inc.	24,876	5,882,676
Monolithic Power Systems, Inc.	626	581,034
NVIDIA Corp.	244,507	43,277,739
NXP Semiconductors NV	2,591	505,089
ON Semiconductor Corp.(1)	15,692	788,366
Onto Innovation, Inc.(1)	438	62,704
Qnity Electronics, Inc.	2,989	242,378
Qorvo, Inc.(1)	2,304	197,890
QUALCOMM, Inc.	11,480	1,929,673
Rambus, Inc.(1)	2,867	273,999
Rigetti Computing, Inc.(1)	5,073	129,717
SiTime Corp.(1)	463	137,835
Skyworks Solutions, Inc.	6,651	438,633
Teradyne, Inc.	6,565	1,194,108
Texas Instruments, Inc.	9,288	1,562,892
Universal Display Corp.	640	76,115
		100,183,265
Software — 8.4%
Adobe, Inc.(1)	4,677	1,497,248
Appfolio, Inc., Class A(1)	330	75,332
AppLovin Corp., Class A(1)	4,356	2,611,335
Atlassian Corp., Class A(1)	1,754	262,258
Aurora Innovation, Inc.(1)(2)	14,783	61,941
Autodesk, Inc.(1)	2,543	771,394
Bentley Systems, Inc., Class B	1,184	49,681
Cadence Design Systems, Inc.(1)	2,978	928,660
Cipher Mining, Inc.(1)(2)	1,690	34,391
Circle Internet Group, Inc.(1)	1,648	131,725
Commvault Systems, Inc.(1)	800	98,800
Confluent, Inc., Class A(1)	1,951	43,410
Crowdstrike Holdings, Inc., Class A(1)	2,517	1,281,556
Datadog, Inc., Class A(1)	3,285	525,633
Docusign, Inc.(1)	3,612	250,492
Dolby Laboratories, Inc., Class A	960	64,752
Dropbox, Inc., Class A(1)	2,074	61,971
D-Wave Quantum, Inc.(1)(2)	5,160	116,977
Dynatrace, Inc.(1)	3,238	144,285
Fair Isaac Corp.(1)	252	455,069
Fortinet, Inc.(1)	15,105	1,225,469
Gitlab, Inc., Class A(1)	1,226	50,340
Guidewire Software, Inc.(1)	860	185,743
HubSpot, Inc.(1)	521	191,374
InterDigital, Inc.	1,365	488,329
Intuit, Inc.	2,867	1,817,907
JFrog Ltd.(1)	208	12,684
Klaviyo, Inc., Class A(1)	619	17,679
Manhattan Associates, Inc.(1)	1,594	281,261
MARA Holdings, Inc.(1)(2)	8,742	103,243
Microsoft Corp.	81,517	40,107,179
Nutanix, Inc., Class A(1)	2,759	131,880
Oracle Corp.	17,690	3,572,495

Palantir Technologies, Inc., Class A(1)	23,030	3,879,403
Palo Alto Networks, Inc.(1)	7,048	1,340,036
Pegasystems, Inc.	5,181	283,763
PTC, Inc.(1)	1,290	226,305
Riot Platforms, Inc.(1)	8,987	144,960
Roper Technologies, Inc.	1,137	507,352
Rubrik, Inc., Class A(1)	1,282	88,868
Salesforce, Inc.	9,755	2,248,918
Samsara, Inc., Class A(1)	3,028	115,155
SentinelOne, Inc., Class A(1)	457	7,408
ServiceNow, Inc.(1)	2,082	1,691,438
Strategy, Inc., Class A(1)	3,277	580,619
Synopsys, Inc.(1)	1,933	808,013
Tyler Technologies, Inc.(1)	452	212,268
UiPath, Inc., Class A(1)(2)	6,773	93,874
Unity Software, Inc.(1)	662	28,148
Workday, Inc., Class A(1)	2,253	485,792
Zoom Communications, Inc., Class A(1)	4,560	387,418
Zscaler, Inc.(1)	1,091	274,386
		71,056,617
Specialized REITs — 0.0%
Millrose Properties, Inc.	3,482	106,062
Specialty Retail — 2.4%
AutoNation, Inc.(1)	2,167	457,865
AutoZone, Inc.(1)	77	304,483
Best Buy Co., Inc.	9,434	747,927
Burlington Stores, Inc.(1)	3,311	835,134
CarMax, Inc.(1)	80	3,093
Carvana Co.(1)	1,178	441,161
Chewy, Inc., Class A(1)	4,275	148,642
Dick's Sporting Goods, Inc.	3,108	642,020
Five Below, Inc.(1)	3,561	587,173
Floor & Decor Holdings, Inc., Class A(1)(2)	3,080	195,950
GameStop Corp., Class A(1)	6,474	145,859
Gap, Inc.	13,843	374,730
Group 1 Automotive, Inc.	57	22,859
Home Depot, Inc.	10,274	3,666,996
Lithia Motors, Inc.	1,296	413,217
Lowe's Cos., Inc.	3,472	841,891
Murphy USA, Inc.	874	336,551
O'Reilly Automotive, Inc.(1)	6,093	619,658
Penske Automotive Group, Inc.	424	68,569
Ross Stores, Inc.	11,578	2,041,896
TJX Cos., Inc.	25,855	3,927,892
Tractor Supply Co.	22,898	1,254,352
Ulta Beauty, Inc.(1)	2,313	1,246,314
Urban Outfitters, Inc.(1)	1,212	89,773
Wayfair, Inc., Class A(1)	1,095	121,326
Williams-Sonoma, Inc.	6,100	1,098,061
		20,633,392
Technology Hardware, Storage and Peripherals — 6.1%
Apple, Inc.	162,738	45,379,491
Dell Technologies, Inc., Class C	3,205	427,387
Hewlett Packard Enterprise Co.	31,398	686,674
HP, Inc.	9,770	238,583

IonQ, Inc.(1)(2)	2,659	131,089
NetApp, Inc.	3,838	428,167
Pure Storage, Inc., Class A(1)	4,419	393,114
Sandisk Corp.(1)	6,602	1,474,095
Seagate Technology Holdings PLC	2,189	605,675
Super Micro Computer, Inc.(1)	18,985	642,642
Western Digital Corp.	8,151	1,331,303
		51,738,220
Textiles, Apparel and Luxury Goods — 0.6%
Amer Sports, Inc.(1)	2,373	88,110
Birkenstock Holding PLC(1)	1,116	48,356
Deckers Outdoor Corp.(1)	7,957	700,455
Levi Strauss & Co., Class A	5,359	118,059
Lululemon Athletica, Inc.(1)	4,938	909,481
NIKE, Inc., Class B	23,815	1,539,163
Ralph Lauren Corp.	1,961	720,334
Tapestry, Inc.	7,546	824,627
		4,948,585
Tobacco — 0.3%
Altria Group, Inc.	11,049	652,002
Philip Morris International, Inc.	9,230	1,453,540
		2,105,542
Trading Companies and Distributors — 0.7%
Air Lease Corp.	5,211	333,139
Applied Industrial Technologies, Inc.	941	243,550
Core & Main, Inc., Class A(1)	316	15,276
Fastenal Co.	23,732	958,773
Ferguson Enterprises, Inc.	502	126,338
FTAI Aviation Ltd.	3,851	667,147
GATX Corp.	81	12,954
QXO, Inc.(1)(2)	13,624	255,178
SiteOne Landscape Supply, Inc.(1)	8	1,074
United Rentals, Inc.	1,921	1,565,961
Watsco, Inc.	629	217,886
WESCO International, Inc.	1,900	508,079
WW Grainger, Inc.	1,418	1,345,157
		6,250,512
Water Utilities — 0.0%
American Water Works Co., Inc.	1,387	180,407
Essential Utilities, Inc.	1,743	69,005
		249,412
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	9,076	1,896,975
TOTAL COMMON STOCKS (Cost $684,583,534)		844,429,255
RIGHTS — 0.0%
Biotechnology — 0.0%
Metsera, Inc.(1)	103	505
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1)	3,669	1,945
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1)	186	1,149
TOTAL RIGHTS (Cost $2,449)		3,599

WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc., Series A(1)	4	4
Opendoor Technologies, Inc., Series K(1)	3	7
Opendoor Technologies, Inc., Series Z(1)	3	3
		14
Specialty Retail — 0.0%
GameStop Corp.(1)	624	2,084
TOTAL WARRANTS (Cost $—)		2,098
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	526,082	526,082
State Street Navigator Securities Lending Government Money Market Portfolio(3)	867,457	867,457
TOTAL SHORT-TERM INVESTMENTS (Cost $1,393,539)		1,393,539
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $685,979,522)		845,828,491
OTHER ASSETS AND LIABILITIES — 0.0%		(150,239)
TOTAL NET ASSETS — 100.0%		$845,678,252

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,435,361. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,464,535, which includes securities collateral of $597,078.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.